DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Fair Values of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and receivables at amortised cost
Trade receivables	$ 5,443	$ 4,202	$ 3,590	$ 3,171
Cash and cash equivalents	15,231	30,277	57,607	$ 77,109
Finance lease receivable	684	835
Short term investments	1,169
Total maximum credit exposure	34,838	52,430
Liabilities at amortised cost
Exchangeable notes	(82,021)	(81,382)	$ (92,955)
Finance lease payable	(20,149)	(962)
Provisions	(50)	(50)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option
Exchangeable note equity conversion option	(4)	(238)
Exchangeable note bond put option
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	17,754	21,318
Cash and cash equivalents	15,231	30,277
Finance lease receivable	684	835
Short term investments	1,169
Total maximum credit exposure	34,838	52,430
Liabilities at amortised cost
Exchangeable notes
Lease liabilities	(20,149)
Finance lease payable		(962)
Trade and other payables (excluding deferred income)	(16,655)	(16,596)
Provisions	(50)	(50)
Total Liabilities at amortised cost	(36,854)	(17,608)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option
Exchangeable note equity conversion option
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)
Total fair value of financial assets liabilities	(2,016)	34,822
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables
Cash and cash equivalents
Finance lease receivable
Short term investments
Total maximum credit exposure
Liabilities at amortised cost
Exchangeable notes	(82,021)	(81,382)
Lease liabilities
Finance lease payable
Trade and other payables (excluding deferred income)
Provisions
Total Liabilities at amortised cost	(82,021)	(81,382)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option
Exchangeable note equity conversion option	(4)	(238)
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)	(4)	(238)
Total fair value of financial assets liabilities	(82,025)	(81,620)
Carrying Amount [Member]
Loans and receivables at amortised cost
Trade receivables	17,754	21,318
Cash and cash equivalents	15,231	30,277
Finance lease receivable	684	835
Short term investments	1,169
Total maximum credit exposure	34,838	52,430
Liabilities at amortised cost
Exchangeable notes	(82,021)	(81,382)
Lease liabilities	(20,149)
Finance lease payable		(962)
Trade and other payables (excluding deferred income)	(16,655)	(16,596)
Provisions	(50)	(50)
Total Liabilities at amortised cost	(118,875)	(98,990)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option
Exchangeable note equity conversion option	(4)	(238)
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)	(4)	(238)
Total fair value of financial assets liabilities	(84,041)	(46,798)
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	17,754	21,318
Cash and cash equivalents	15,231	30,277
Finance lease receivable	684	835
Short term investments	1,169
Total maximum credit exposure	34,838	52,430
Liabilities at amortised cost
Exchangeable notes	(82,021)	(81,382)
Lease liabilities	(20,149)
Finance lease payable		(962)
Trade and other payables (excluding deferred income)	(16,655)	(16,596)
Provisions	(50)	(50)
Total Liabilities at amortised cost	(118,875)	(98,990)
Fair value through profit and loss (FVPL)
Exchangeable note bond call option
Exchangeable note equity conversion option	(4)	(238)
Exchangeable note bond put option
Total fair value through profit and loss (FVPL)	(4)	(238)
Total fair value of financial assets liabilities	$ (84,041)	$ (46,798)